MINE SITE MAINTENANCE (Tables)	12 Months Ended
Dec. 31, 2020
MINE SITE MAINTENANCE
Schedule of mine site maintenance expenses

The Corporation recorded mine site maintenance expenses for the years ended December 31, 2020 and 2019 as follows:

	2020	2019

Depreciation of plant and equipment and ROU assets	$1,430	$1,244
Salaries and contractors	4,013	288
Professional fees	519	—
Materials and equipment	1,700	143
Share-based compensation	148	—
Other expenses	1,701	387

	$9,511	$2,062

Mine site maintenance expenditures were directly related to rehabilitation and dewatering work at the Bellekeno mine and refurbishment work at Keno Hill.